Average Annual Total Returns - Thrivent Multidimensional Income Portfolio	Class A 1 Year	Class A SinceInception(4/28/17)	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) SinceInception(4/28/17)	Bloomberg Barclays Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes) SinceInception(4/28/17)	S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes) SinceInception(4/28/17)
Total	5.85%	4.92%	7.11%	6.04%	5.17%	4.68%	7.97%	6.16%